Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Statement of Comprehensive Income [Abstract]
Change in unrecognized loss related to pension benefit plans, tax benefit	$ 2,680	$ 4,554	$ 1,143